Other Revenue (Tables)	12 Months Ended
Jun. 30, 2023
Other Revenue [Abstract]
Schedule of Other Revenue
	Consolidated
	30 June 2023	30 June 2022
	$	$

Consultancy income	-	60,390
Joint venture income	-	172,170
Grant income	2,135,598	890,113
Other income	5,142	13,409
Other revenue	2,140,740	1,136,082

Schedule of Grant Income	Grant income has been derived over the period as follows:
	Consolidated
	30 June 2023	30 June 2022
	$	$

R&D tax incentive	2,018,241	890,113
Paid parental leave funding	14,624	-
Boosting apprenticeship commencement grant	13,148	-
Export market development grant	89,585	-
	2,135,598	890,113